Revenue from Contracts with Customers - Summary of Contract Balances (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Disclosure of contract assets liabilities [abstract]
Trade receivables (Note 15)	¥ 1,093,788	$ 153,976	¥ 1,516,215
Capitalized contract cost	122,627	17,263	197,692	$ 27,830	¥ 147,499
Contract liabilities (Note 24)	¥ 691,427	$ 97,334	¥ 695,076